Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue
Schedule of disaggregation of revenues by product type and geographic area

	Three Months Ended March 31,
(Thousands)	2023	2022
Coffee & tea	$146,349	$121,682
Flavors, extracts & ingredients	33,862	25,666
Other	998	1,014
Green coffee	24,233	38,066
Net sales	$205,442	$186,428

	Three Months Ended March 31,
(Thousands)	2023	2022
United States	$185,561	$153,016
All other countries	19,881	33,412
Net sales	$205,442	$186,428

	Year Ended December 31,
(Thousands)	2022	2021	2020
Coffee & tea	$569,464	$445,466	$344,919
Flavors, extracts & ingredients	112,155	98,850	72,460
Other	3,684	6,697	7,527
Green coffee	182,569	147,131	125,940
Net sales	$867,872	$698,144	$550,846

	Year Ended December 31,
(Thousands)	2022	2021	2020
United States	$719,437	$583,011	$445,210
All other countries	148,435	115,133	105,636
Net sales	$867,872	$698,144	$550,846